NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 11,110	$ 10,951
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	10,821	10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 289	$ 271